Commitments and contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
2016	$ 3,113,503
2017	1,732,005
2018	1,326,668
2019	781,985
2020	562,477
2021 and thereafter	143,218
Total	7,659,856
Capital lease commitments
2016	5,106,207
2017	5,106,207
2018	5,106,207
2019	5,106,207
2020 and thereafter	7,659,311
Total minimum lease payments	28,084,139
Less interest	(6,907,520)
Capital lease obligations	21,176,619
Less current maturities of capital lease obligations	(3,065,612)	$ (3,010,201)
Long-term capital lease obligations	18,111,007	23,499,642
Other commitments
2016	237,174,797
2017	154,945,910
2018	35,408,090
2019	34,442,583
2020 and thereafter	0
Total	461,971,380
Domestic Tax Authority [Member] | Zhengzhou Modern City [Member]
Income Tax Contingency [Line Items]
Estimated amount for the contingency	16,200,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	1,513,664,015	1,305,598,342
Payments to satisfy guarantee obligations	$ 555,969	$ 1,478,386	$ 359,551